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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                   	  Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer  AmPac Growth Fund
Schedule of Investments  9/30/08

Shares                                              Value

         Common Stocks - 99.3 %
         Energy - 6.7 %
         Integrated Oil & Gas - 6.7 %
  8,400  Chevron Corp.                           $  692,832
  5,600  Exxon Mobil Corp.                          434,896
                                                 $1,127,728
         Total Energy                            $1,127,728
         Capital Goods - 12.0 %
         Aerospace & Defense - 1.7 %
  4,800  United Technologies Corp.               $  288,288
         Electrical Component & Equipment - 4.0 %
 16,500  Emerson Electric Co.                    $  673,035
         Industrial Conglomerates - 6.3 %
  9,000  3M Co.                                  $  614,790
 17,500  General Electric Co.                       446,250
                                                 $1,061,040
         Total Capital Goods                     $2,022,363
         Transportation - 2.7 %
         Air Freight & Couriers - 2.7 %
 13,000  Expeditors International of Washington, $  452,920
         Total Transportation                    $  452,920
         Consumer Durables & Apparel - 7.3 %
         Apparel, Accessories & Luxury Goods - 2.5 %
 17,000  Coach, Inc. *                           $  425,680
         Footwear - 4.8 %
 12,000  Nike, Inc.                              $  802,800
         Total Consumer Durables & Apparel       $1,228,480
         Media - 2.7 %
         Advertising - 2.7 %
 11,000  WPP Group Plc                           $  447,700
         Total Media                             $  447,700
         Retailing - 2.6 %
         General Merchandise Stores - 2.6 %
  9,000  Target Corp.                            $  441,450
         Total Retailing                         $  441,450
         Food, Beverage & Tobacco - 3.2 %
         Soft Drinks - 3.2 %
  7,500  PepsiCo, Inc.                           $  534,525
         Total Food, Beverage & Tobacco          $  534,525
         Household & Personal Products - 5.5 %
         Household Products - 5.5 %
 10,000  Colgate-Palmolive Co.                   $  753,500
  2,500  Procter & Gamble Co. *                     174,225
                                                 $  927,725
         Total Household & Personal Products     $  927,725
         Health Care Equipment & Services - 9.6 %
         Health Care Equipment - 9.6 %
 15,500  Medtronic, Inc.                         $  776,550
 13,500  Stryker Corp.                              841,050
                                                 $1,617,600
         Total Health Care Equipment & Services $1,617,600 Pharmaceuticals & Biotechnology - 3.3 % Pharmaceuticals - 3.3 %
  8,000  Johnson & Johnson Co.                   $  554,240
         Total Pharmaceuticals & Biotechnology   $  554,240
         Diversified Financials - 8.7 %
         Asset Management & Custody Banks - 8.7 %
 11,500  State Street Corp.                      $  654,120
 15,000  T. Rowe Price Associates, Inc. (b)         805,650
                                                 $1,459,770
         Total Diversified Financials            $1,459,770
         Software & Services - 13.4 %
         Application Software - 4.5 %
 19,000  Adobe Systems, Inc. *                   $  749,930
         IT Consulting & Other Services - 4.3 %
 19,000  Accenture, Ltd.                         $  722,000
         Systems Software - 4.6 %
 29,000  Microsoft Corp.                         $  774,010
         Total Software & Services               $2,245,940
         Technology Hardware & Equipment - 11.9 %
         Communications Equipment - 4.3 %
 32,000  Cisco Systems, Inc. *                   $  721,920
         Computer Storage & Peripherals - 1.3 %
 18,500  EMC Corp. *                             $  221,260
         Diversified Computer Systems - 1.4 %
  2,000  IBM Corp. *                             $  233,920
         Electronic Equipment & Instruments - 4.9 %
 10,000  National Instruments Corp.              $  300,500
 20,000  Trimble Navigation, Ltd. *                 517,200
                                                 $  817,700
         Total Technology Hardware & Equipment   $1,994,800
         Semiconductors - 9.7 %
 29,500  Intel Corp.                             $  552,535
 12,000  Linear Technology Corp. (b)                367,920
 24,000  Microchip Technology (b)                   706,320
                                                 $1,626,775
         Total Semiconductors                    $1,626,775
         Total Common Stocks
         (Cost  $13,675,279)                     $16,682,016
Principal
Amount   Temporary Cash Investment - 7.7%
         Securities Lending Collateral  - 7.7%
         Certificates of Deposit:
 $ 22,325Citibank, 2.73%, 10/30/08               $   22,325
 22,325  Abbey National Plc, 3.15%, 8/13/09          22,325
 22,335  Banco Santander NY, 3.09%, 12/22/08         22,335
 22,319  Bank of Nova Scotia, 3.18%, 5/5/09          22,319
  8,034  Bank of Scotland NY, 2.89%, 11/4/08          8,034
 35,651  Bank of Scotland NY, 3.03%, 6/5/09          35,651
 40,185  Barclays Bank, 3.18%, 5/27/09               40,185
 44,650  BNP Paribas NY,  2.72% 11/3/08              44,650
  4,459  Calyon NY, 2.69%, 1/16/09                    4,459
  2,630  Calyon NY, 2.69%, 1/16/09                    2,630
 40,185  DNB NOR Bank ASA NY, 2.9%, 6/8/09           40,185
 40,899  Intesa SanPaolo S.p.A., 2.72%, 5/22/09      40,899
  2,583  NORDEA NY, 2.72%, 4/9/09                     2,583
  2,142  NORDEA NY, 2.73%, 12/1/08                    2,142
 33,487  Royal Bank of Canada NY, 3.0%, 8/7/09       33,487
 22,325  Bank of Scotland NY, 3.06%, 3/5/09          22,325
 13,397  Bank of Scotland NY, 2.96%, 11/3/08         13,397
 44,650  Societe Generale, 3.28%, 9/4/09             44,650
  4,458  Skandinavian Enskilda Bank NY, 3.06%, 2/1    4,458
 40,185  Svenska Bank NY, 2.7%, 7/8/09               40,185
 13,395  Toronto Dominion Bank NY, 2.75%, 11/5/08    13,395
 22,325  Wachovia Corp., 2.79%, 10/30/08             22,325
  4,463  Wachovia Corp., 2.85%, 10/28/08              4,463
                                                 $  509,406
         Commercial Paper:
 43,846  American Honda Finance Corp., 2.92%, 7/1$   43,846
 44,535  ANZ Bank, 2.64%, 11/5/08                    44,535
 44,650  Commonwealth Bank Australia, 3.02%, 7/16/   44,650
  4,451  Dexdel, 2.7%, 11/10/08                       4,451
 44,435  JP Morgan Chase & Co., 1.42%, 12/3/08       44,435
  4,453  Met Life, Inc., 2.7%, 11/3/08                4,453
 13,394  John Deere Capital Corp., 2.82%, 12/12/08   13,394
 44,650  HSBC USA, Inc., 3.2%, 8/14/09               44,650
 44,650  Monumental Global Funding, Ltd., 3.2%, 8/   44,650
 40,185  New York Life Global, 2.98%, 9/4/09         40,185
  4,251  Bank Bovespa NY, 2.79%, 3/12/09              4,251
 20,090  General Electric Capital Corp., 4.24%, 1/   20,090
 22,319  General Electric Capital Corp., 2.82%, 3/   22,319
 22,325  CME Group, Inc., 3.0%, 8/6/09               22,325
  8,258  IBM, 3.18%, 2/13/09                          8,258
 22,325  IBM, 3.18%, 6/26/09                         22,325
 40,185  Met Life Global Funding, 3.19%, 6/12/09     40,185
 22,314  Macquarie Bank, Ltd., 2.55%, 10/8/08        22,314
 22,314  Macquarie Bank, Ltd., 2.55%, 10/8/08        22,314
 44,650  U.S. Bank, 2.912%, 8/24/09                  44,650
 37,952  Westpac Banking Corp., 3.74%, 6/1/09        37,952
                                                 $  596,229
         Tri-party Repurchase Agreements:
 89,299  ABN Amro, 1.85%, 10/1/08                $   89,299
 49,985  Barclays Capital Markets, 2.11%, 9/2/08     49,985
 37,182  Deutsche Bank, 2.0%, 10/1/08                37,182
                                                 $  176,467
         Other:
  4,948  ABS CFAT 2008-A A1, 3.005%, 4/27/09     $    4,948
         Total Securities Lending Collateral     $1,287,050
         Total Temporary Cash Investment
         (Cost  $1,287,050)                      $1,287,050

         TOTAL INVESTMENT IN SECURITIES - 106.9%
         (Cost  $14,962,329)                     $17,969,066

         OTHER ASSETS AND LIABILITIES - (6.9)%   $(1,161,003)

         TOTAL NET ASSETS - 100.0%               $16,808,063


     *   Non-income producing security.

   (a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $14,962,329 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 4,566,882

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (1,560,145)

         Net unrealized gain                       $ 3,006,737

   (b)   At September 30, 2008, the following securities were out on loan:

Shares                 Description                   Value
 10,700  Microchip Technology                       314,901
 15,000  T. Rowe Price Associates, Inc.             805,650
 10,000  Linear Technology Corp.                    306,600
         Total                                   $1,427,151

         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                                Investments   Other Financial
                                                in Securities   Instruments
Level 1 - Quoted Prices                          $16,682,016       0
Level 2 - Other Significant Observable Inputs      1,287,050       0
Level 3 - Significant Unobservable Inputs            0             0
Total                                            $17,969,066       0

Pioneer AMT-Free California Municipal Fund
Schedule of Investments  9/30/08

Principal
Amount                                                             Value

         Municipal Bonds - 97.8 %
         Government - 4.0 %
3,000,000California State, 4.25%, 8/1/33                        $ 2,342,460
1,500,000California State, 4.75%, 4/1/29                          1,347,375
                                                                $ 3,689,835
         Municipal Airport - 2.2 %
2,500,000San Francisco California City & County Airports Communi$ 2,019,100
         Municipal Development - 22.0 %
3,500,000Alameda County California Redevelopment Agency, 4.375%,$ 2,809,625
4,000,000California Statewide, 5.75%, 7/1/47                      3,728,200
4,000,000California Statewide Communities Development Authority,  3,690,120
2,500,000California Statewide Community, 5.25%, 11/15/48          2,195,425
2,500,000Inglewood California Redev Agency Tax Allocation, 4.75% 2,072,625 3,815,000Pittsburg California Redevelopment Agency, 4.25%, 9/1/3 2,930,988 3,000,000Rialto California Redevelopment Agency Tax Allocation, 3,019,590
                                                                $20,446,573
         Municipal Facilities - 4.9 %
2,100,000Fresno Joint Powers Financing Authority Lease Revenue, $ 1,864,149 3,000,000Los Angeles County California Certificates of Participa 2,676,000
                                                                $ 4,540,149
         Municipal General - 7.3 %
5,000,000Anaheim California Public Financing Authority Lease, 4.$ 3,865,400
2,095,000Redding California Redevelopment, 4.5%, 9/1/26           1,645,811
1,500,000Redding California Redevelopment, 5.0%, 9/1/36           1,213,440
                                                                $ 6,724,651
         Municipal Higher Education - 2.4 %
2,000,000California State University Fresno Association, Inc., 6$ 2,218,680
         Municipal  Housing - 3.9 %
4,000,000California State Department of Veteran Affairs, 4.75%, $ 3,578,960
         Municipal Medical - 17.4 %
4,000,000California Health Facilities Financing Authority, 5.0%,$ 3,435,720
3,500,000California Health Facilities, 5.625%, 7/1/32             3,206,525
5,000,000California Municipal Finance Agency, 5.25%, 2/1/37       4,036,450
4,000,000California Statewide Communities Development Authority,
         5.0%, 8/15/47                                            2,956,200
2,500,000San Bernardino County California Certificates of Participation,
         5.5%, 8/1/24                                             2,455,750
                                                                $16,090,645
         Municipal School District - 9.2 %
2,500,000Los Angeles California University School District, 4.25$ 2,052,675 1,885,000Oakland California University School District, 4.375%, 1,548,697
1,600,000Oxnard California School District, 4.375%, 8/1/33        1,279,488
2,180,000Pomona Unified School District, 6.55%, 8/1/29            2,307,901
1,500,000Sacramento City Unified School District, 4.75%, 7/1/29   1,358,235
                                                                $ 8,546,996
         Municipal Tobacco - 3.0 %
2,500,000Golden State Tobacco Securitization, 6.75%, 6/1/39     $ 2,796,775
         Municipal Transportation - 8.1 %
4,000,000Alameda Corridor Transportation Authority, 4.75%, 10/1/$ 3,609,920 5,000,000San Joaquin Hills Transportation Corridor Agency, 5.0%, 3,937,400
                                                                $ 7,547,320
         Municipal Utilities - 6.7 %
5,000,000Long Beach California Finance Authority, 5.5%, 11/15/37$ 3,822,350 3,000,000Modesto California Wastewater Revenue, 4.25%, 11/1/36 2,378,970
                                                                $ 6,201,320
         Municipal Water - 6.7 %
1,200,000Los Angeles Department of Water & Power Waterworks
         Revenue, 4.25%, 10/15/34                               $   964,104
4,000,000Madera California Irrigation District Water, 5.5%, 1/1/  3,655,360
2,000,000Madera California Public, 4.375%, 3/1/31                 1,635,800
                                                                $ 6,255,264
         TOTAL MUNICIPAL BONDS
         (Cost  $101,299,925)                                   $90,656,268

         TOTAL INVESTMENT IN SECURITIES - 97.8%
         (Cost  $101,299,925)                                   $90,656,268

         OTHER ASSETS AND LIABILITIES - 2.2%                    $ 2,066,660

         TOTAL NET ASSETS - 100.0%                              $92,722,928

   (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $101,299,925 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                $ 2,613,730

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                (13,257,387)

         Net unrealized loss                                      $(10,643,657)

         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identiCalifornial securities
        Level 2 - other signifiCaliforniant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - signifiCaliforniant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                                    Investments  OtherFinancial
                                                   in Securities  Instruments
Level 1 - Quoted Prices                               $   0           0
Level 2 - Other SignifiCaliforniant Observable Inputs  90,656,268     0
Level 3 - SignifiCaliforniant Unobservable Inputs         0           0
Total                                                 $90,656,268     0

Pioneer AMT-Free Municipal Fund (RIC-US)
Schedule of Investments  9/30/08

Principal
 Amount                                                             Value

          Municipal Bonds - 97.3 %
          Alabama - 1.4 %
5,000,000 Alabama Drinking Water Finance Authority, 4.0%, 8/15/$ 3,881,800 3,000,000 Birmingham Alabama Waterworks & Sewer, 4.375%, 1/1/32 2,442,240
                                                               $ 6,324,040
          Arizona - 5.7 %
6,300,000 Arizona Board Regents Certificates Partnerships 4.0%,$ 4,899,258 10,000,000Arizona Health Facilities Authority Revenue, 5.5%, 1/ 8,948,200 7,155,000 Maricopa County Arizona High School District, 3.5%, 7 5,546,914
7,310,000 Tempe Arizona, 3.5%, 7/1/26                            5,656,113
                                                               $25,050,485
          California - 16.8 %
2,000,000 California Municipal Finance Agency, 5.25%, 2/1/37   $ 1,614,580
9,325,000 California State Department of Veteran Affairs, 4.75%  8,343,451
16,000,000California State, 4.25%, 8/1/33                       12,493,120
6,000,000 California Statewide, 5.75%, 7/1/47                    5,592,300
8,955,000 California Statewide Communities Development Authorit  6,618,193
7,500,000 California Statewide Community, 5.25%, 11/15/48        6,586,275
3,000,000 Los Angeles County Sanitation Districts Financing Aut
          Revenue, 4.5%, 10/1/35                                 2,446,620
1,680,000 Madera California Public, 4.375%, 3/1/31               1,374,072
25,000,000San Joaquin Hills Transportation Corridor Agency, 5.0 19,687,000 10,865,000San Jose California Redevelopment Agency Tax, 4.9%, 8 9,173,102
                                                               $73,928,713
          Colorado - 5.5 %
6,555,000 Colorado Springs Colorado Hospital Revenue, 6.375%, 1$ 6,600,361 8,220,000 Colorado Water & Power Development Authority, 4.375%, 6,675,462 12,500,000Public Authority For Colorado Energy, 6.5%, 11/15/38 10,815,250
                                                               $24,091,073
          District of Columbia - 1.8 %
2,000,000 District of Columbia, 5.5%, 4/1/36                   $ 1,828,560
8,000,000 District of Columbia, 4.25%, 6/1/37                    6,015,200
                                                               $ 7,843,760
          Florida - 4.1 %
1,000,000 Brevard County Florida Health, 5.0%, 4/1/34          $   810,150
8,000,000 Escambia County Florida Health Facilities, 5.25%, 11/  7,306,080
1,000,000 Florida State Department Children and Families Certif    933,710
1,000,000 Hillsborough County Florida, 5.25%, 10/1/24              890,470
7,500,000 Tallahassee Florida Health, 6.375%, 12/1/30            7,219,725
1,000,000 Village Center Community Development Florida, 5.0%, 1    869,970
                                                               $18,030,105
          Georgia - 1.2 %
5,000,000 Main Street Natural Gas, Inc., Georgia, 5.5%, 9/15/28$ 3,895,900
10,000,000Main Street Natural Gas, Inc., Georgia, 6.375%, 7/15/  1,300,000
                                                               $ 5,195,900
          Illinois - 8.1 %
9,000,000 Chicago Illinois, 5.5%, 1/1/35                       $ 8,949,690
10,000,000Illinois Educational Facilities Authority, 6.25%, 5/1 11,075,000
10,000,000Metropolitan Pier & Expo, 5.25%, 6/15/42               9,629,400
5,000,000 Metropolitan Pier & Expo, 7.0%, 7/1/26                 5,923,650
                                                               $35,577,740
          Indiana - 5.2 %
5,000,000 Indiana Health & Educational Facility Authority, 4.75$ 3,847,700 19,000,000Indianapolis State Development Finance Authority, 5.6 16,472,240
2,500,000 St. Joseph County Indiana Authority, 4.5%, 8/15/18     2,385,550
                                                               $22,705,490
          Kentucky - 0.1 %
 435,000  Kentucky Economic Development Finance, 6.625%, 10/1/2$   436,670
                                                               $   436,670
          Lousiana - 0.9 %
5,000,000 Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41        $ 4,114,500
                                                               $ 4,114,500
          Massachusetts - 5.5 %
20,000,000Massachusetts State Housing Finance Agency, 5.4%, 12/$20,410,400
5,000,000 Massachusetts State Water Authority, 4.0%, 8/1/46      3,595,200
                                                               $24,005,600
          Maryland - 1.8 %
3,400,000 Baltimore Maryland Project Revenue, 5.0%, 7/1/24     $ 3,389,562
1,865,000 Baltimore Maryland Project Revenue, 5.0%, 7/1/24       1,756,177
1,000,000 Maryland State Economic Development, 5.8%, 6/1/38        908,350
2,000,000 Maryland State Economic Development, 5.875%, 6/1/43    1,808,460
                                                               $ 7,862,549
          Michigan - 1.1 %
5,000,000 Michigan State Hospital Finance Authority, 5.5%, 11/1$ 4,677,750
                                                               $ 4,677,750
          Montana - 0.5 %
2,785,000 Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/$ 2,359,118
                                                               $ 2,359,118
          North Carolina - 2.7 %
12,000,000North Carolina Eastern Municipal Power, 6.0%, 1/1/22 $11,933,760
                                                               $11,933,760
          North Dakota - 0.7 %
3,000,000 Grand Forks North Dakota Health Care Systems, 7.125%,$ 3,263,220
                                                               $ 3,263,220
          New York - 5.1 %
3,820,000 Metropolitan Transportation Authority New York, 4.75%$ 4,054,548 10,000,000New York City Municipal Finance Water & Sewer Systems
          Revenue, 4.25%, 6/15/39                                7,969,100
1,425,000 New York State Dormitory Authority Revenue, 7.5%, 5/1 1,498,630 1,295,000 New York State Dormitory Authority Revenue, 7.5%, 5/1 1,425,925 5,250,000 New York State Dormitory Authority Revenue, 7.5%, 5/1 6,099,818 1,500,000 Port Authority of New York & NJ, Ninety Third Series, 1,566,930
                                                               $22,614,951
          Oklahoma - 1.4 %
5,590,000 McGee Creek Authority Water Revenue, 6.0%, 1/1/23    $ 6,037,591
                                                               $ 6,037,591
          Pennsylvania - 5.8 %
10,000,000Lehigh County Pennsylvania Industrial Development Authority Pollution
          Control, 4.75%, 2/15/27                              $ 8,730,000
5,000,000 Northampton County Pennsylvania General Purpose Autho
          Revenue, 5.5%, 8/15/40                                 4,294,900
5,000,000 Pennsylvania State Higher Education, 6.0%, 1/15/31     5,092,200
6,000,000 Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37       4,786,020
3,000,000 Southeastern Pennsylvania Transportation Authority
          Pennsylvania, 4.75%, 3/1/29                            2,606,310
                                                               $25,509,430
          Puerto Rico - 1.0 %
5,000,000 Puerto Rico Sales Tax Financing, 5.25%, 8/1/57       $ 4,440,650
                                                               $ 4,440,650
          South Carolina - 4.4 %
1,000,000 Dorchester, South Carolina County School District, 5.$   915,150
15,000,000Piedmont Municipal Power Agency, 5.25%, 1/1/21        14,282,100
5,000,000 Scago Educational Facilities Corp. For School Project  4,053,000
                                                               $19,250,250
          Tennessee - 1.9 %
10,000,000Sumner County Tennessee Health Educational, 5.5%, 11/$ 8,154,000
                                                               $ 8,154,000
          Texas - 4.9 %
4,475,000 Crowley Texas Independent School District, 3.5%, 8/1/$ 3,085,065 15,000,000Dallas County Texas Utilities & Reclamation, 5.375%, 13,797,450
5,000,000 San Antonio Texas Electricity & Gas, Series A, 4.5%,   4,724,850
                                                               $21,607,365
          Washington - 9.7 %
5,755,000 Centralia Washington Electric Revenue, 4.25%, 12/1/26$ 4,749,544 10,850,000King County Washington Housing Authority, 5.5%, 5/1/3 10,480,775 4,000,000 King County Washington Public Hospital, 5.25%, 12/1/3 3,697,200
2,971,000 Seattle, Washington Housing Authority, 6.6%, 8/20/38   2,947,737
6,290,000 Vancouver Washington Housing Authority, 5.65%, 3/1/31  5,399,084
3,450,000 Washington State Housing Finance, 5.45%, 12/1/33       3,304,063
7,750,000 Washington State, 4.5%, 7/1/23                         7,195,410
5,000,000 Washngton State Health Care Facilities, 5.25%, 10/1/3  4,683,150
                                                               $42,456,963
          TOTAL MUNICIPAL BONDS
          (Cost  $464,969,109)                                 $427,471,673

          TAX EXEMPT MONEY MARKET MUTUAL FUND - 1.7 %
7,550,000 Blackrock Liquidity Funds MuniFund Portfolio         $ 7,550,000
          TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
          (Cost  $7,550,000)                                   $ 7,550,000

          TOTAL INVESTMENT IN SECURITIES - 99.0%
          (Cost  $472,519,109)                                 $435,021,673

          OTHER ASSETS AND LIABILITIES - 1.0%                  $ 4,306,128

          TOTAL NET ASSETS - 100.0%                            $439,327,801

    (a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $472,519,109 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost              $  19,825,294

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                 (57,322,730)

          Net unrealized loss                                    $ (37,497,436)

          FAS 157 Footnote Disclosures
          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September
              30, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investments    Other Financial
                                             in Securities  Instruments
Level 1 - Quoted Prices                      $    0            0
Level 2 - Other Significant Observable Inputs  435,021,673     0
Level 3 - Significant Unobservable Inputs         0            0
Total                                        $435,021,673      0

Pioneer Growth Leaders Fund
Schedule of Investments  9/30/08

Shares                                                        Value

        Common Stocks - 99.2 %
        Energy - 6.1 %
        Integrated Oil & Gas - 4.5 %
 15,000 Chevron Corp.                                      $ 1,237,200
        Oil & Gas Equipment & Services - 1.6 %
  5,600 Schlumberger, Ltd.                                 $   437,304
        Total Energy                                       $ 1,674,504
        Capital Goods - 6.1 %
        Aerospace & Defense - 3.0 %
 13,500 United Technologies Corp.                          $   810,810
        Industrial Conglomerates - 3.1 %
  9,200 3M Co.                                             $   628,452
  9,000 General Electric Co.                                   229,500
                                                           $   857,952
        Total Capital Goods                                $ 1,668,762
        Transportation - 6.7 %
        Air Freight & Couriers - 3.4 %
 26,500 Expeditors International of Washington, Inc.       $   923,260
        Railroads - 3.3 %
 18,800 Canadian National Railway Co.                      $   899,204
        Total Transportation                               $ 1,822,464
        Consumer Durables & Apparel - 1.1 %
        Apparel, Accessories & Luxury Goods - 1.1 %
 12,000 Coach, Inc. *                                      $   300,480
        Total Consumer Durables & Apparel                  $   300,480
        Media - 2.9 %
        Advertising - 2.9 %
 20,500 Omnicom Group                                      $   790,480
        Total Media                                        $   790,480
        Retailing - 3.4 %
        General Merchandise Stores - 3.4 %
 19,000 Target Corp.                                       $   931,950
        Total Retailing                                    $   931,950
        Food & Drug Retailing - 4.8 %
        Drug Retail - 3.4 %
 30,000 Walgreen Co.                                       $   928,800
        Food Distributors - 1.4 %
 12,500 Sysco Corp.                                        $   385,375
        Total Food & Drug Retailing                        $ 1,314,175
        Food, Beverage & Tobacco - 3.9 %
        Soft Drinks - 3.9 %
 15,000 PepsiCo, Inc.                                      $ 1,069,050
        Total Food, Beverage & Tobacco                     $ 1,069,050
        Household & Personal Products - 3.7 %
        Household Products - 3.7 %
 16,000 Clorox Co.                                         $ 1,003,040
        Total Household & Personal Products                $ 1,003,040
        Health Care Equipment & Services - 11.1 %
        Health Care Equipment - 7.2 %
 24,800 Medtronic, Inc.                                    $ 1,242,480
 12,000 Stryker Corp.                                          747,600
                                                           $ 1,990,080
        Health Care Services - 3.9 %
 23,656 Medco Health Solutions, Inc. *                     $ 1,064,520
        Total Health Care Equipment & Services             $ 3,054,600
        Pharmaceuticals & Biotechnology - 6.6 %
        Life Sciences Tools & Services - 3.4 %
 13,000 Techne Corp. *                                     $   937,560
        Pharmaceuticals - 3.2 %
 12,500 Johnson & Johnson Co.                              $   866,000
        Total Pharmaceuticals & Biotechnology              $ 1,803,560
        Diversified Financials - 11.1 %
        Asset Management & Custody Banks - 11.1 %
 13,000 Northern Trust Corp.                               $   938,600
 19,000 State Street Corp.                                   1,080,720
 19,000 T. Rowe Price Associates, Inc. (b)                   1,020,490
                                                           $ 3,039,810
        Total Diversified Financials                       $ 3,039,810
        Software & Services - 17.0 %
        Application Software - 5.0 %
 35,000 Adobe Systems, Inc. *                              $ 1,381,450
        Data Processing & Outsourced Services - 4.6 %
 51,000 Western Union Co.                                  $ 1,258,170
        IT Consulting & Other Services - 3.9 %
 28,000 Accenture, Ltd.                                    $ 1,064,000
        Systems Software - 3.5 %
 36,000 Microsoft Corp.                                    $   960,840
        Total Software & Services                          $ 4,664,460
        Technology Hardware & Equipment - 4.8 %
        Communications Equipment - 4.8 %
 58,000 Cisco Systems, Inc. *                              $ 1,308,480
        Total Technology Hardware & Equipment              $ 1,308,480
        Semiconductors - 9.9 %
 40,000 Intel Corp.                                        $   749,200
 25,000 Linear Technology Corp. (b)                            766,500
 41,000 Microchip Technology (b)                             1,206,630
                                                           $ 2,722,330
        Total Semiconductors                               $ 2,722,330
        Total Common Stocks
Principa(Cost  $16,413,528)                                $27,168,145
Amount
        Temporary Cash Investment - 10.2%
        Securities Lending Collateral  - 10.2%
        Certificates of Deposit:
 $ 48,56Citibank, 2.73%, 10/30/08                          $    48,562
 48,562 Abbey National Plc, 3.15%, 8/13/09                      48,562
 48,585 Banco Santander NY, 3.09%, 12/22/08                     48,585
 48,550 Bank of Nova Scotia, 3.18%, 5/5/09                      48,550
 17,477 Bank of Scotland NY, 2.89%, 11/4/08                     17,477
 77,550 Bank of Scotland NY, 3.03%, 6/5/09                      77,550
 87,411 Barclays Bank, 3.18%, 5/27/09                           87,411
 97,124 BNP Paribas NY,  2.72% 11/3/08                          97,124
  9,699 Calyon NY, 2.69%, 1/16/09                                9,699
  5,722 Calyon NY, 2.69%, 1/16/09                                5,722
 87,411 DNB NOR Bank ASA NY, 2.9%, 6/8/09                       87,411
 88,965 Intesa SanPaolo S.p.A., 2.72%, 5/22/09                  88,965
  5,618 NORDEA NY, 2.72%, 4/9/09                                 5,618
  4,659 NORDEA NY, 2.73%, 12/1/08                                4,659
 72,843 Royal Bank of Canada NY, 3.0%, 8/7/09                   72,843
 48,562 Bank of Scotland NY, 3.06%, 3/5/09                      48,562
 29,143 Bank of Scotland NY, 2.96%, 11/3/08                     29,143
 97,124 Societe Generale, 3.28%, 9/4/09                         97,124
  9,698 Skandinavian Enskilda Bank NY, 3.06%, 2/13/09            9,698
 87,411 Svenska Bank NY, 2.7%, 7/8/09                           87,411
 29,137 Toronto Dominion Bank NY, 2.75%, 11/5/08                29,137
 48,562 Wachovia Corp., 2.79%, 10/30/08                         48,562
  9,708 Wachovia Corp., 2.85%, 10/28/08                          9,708
                                                           $ 1,108,083
        Commercial Paper:
 95,375 American Honda Finance Corp., 2.92%, 7/14/09       $    95,375
 96,875 ANZ Bank, 2.64%, 11/5/08                                96,875
 97,124 Commonwealth Bank Australia, 3.02%, 7/16/09             97,124
  9,682 Dexdel, 2.7%, 11/10/08                                   9,682
 96,658 JP Morgan Chase & Co., 1.42%, 12/3/08                   96,658
  9,687 Met Life, Inc., 2.7%, 11/3/08                            9,687
 29,135 John Deere Capital Corp., 2.82%, 12/12/08               29,135
 97,124 HSBC USA, Inc., 3.2%, 8/14/09                           97,124
 97,124 Monumental Global Funding, Ltd., 3.2%, 8/17/09          97,124
 87,411 New York Life Global, 2.98%, 9/4/09                     87,411
  9,247 Bank Bovespa NY, 2.79%, 3/12/09                          9,247
 43,701 General Electric Capital Corp., 4.24%, 1/5/09           43,701
 48,550 General Electric Capital Corp., 2.82%, 3/16/09          48,550
 48,562 CME Group, Inc., 3.0%, 8/6/09                           48,562
 17,962 IBM, 3.18%, 2/13/09                                     17,962
 48,562 IBM, 3.18%, 6/26/09                                     48,562
 87,411 Met Life Global Funding, 3.19%, 6/12/09                 87,411
 48,538 Macquarie Bank, Ltd., 2.55%, 10/8/08                    48,538
 48,538 Macquarie Bank, Ltd., 2.55%, 10/8/08                    48,538
 97,124 U.S. Bank, 2.912%, 8/24/09                              97,124
 82,555 Westpac Banking Corp., 3.74%, 6/1/09                    82,555
                                                           $ 1,296,945
        Tri-party Repurchase Agreements:
194,247 ABN Amro, 1.85%, 10/1/08                           $   194,247
108,730 Barclays Capital Markets, 2.11%, 9/2/08                108,730
 80,881 Deutsche Bank, 2.0%, 10/1/08                            80,881
                                                           $   383,858
        Other:
 10,764 ABS CFAT 2008-A A1, 3.005%, 4/27/09                $    10,764
        Total Securities Lending Collateral                $ 2,799,650
        Total Temporary Cash Investment
        (Cost $ 2,799,650)                                 $ 2,799,650

        TOTAL INVESTMENT IN SECURITIES - 109.4%
        (Cost  $19,213,650)                                $29,967,795

        OTHER ASSETS AND LIABILITIES - (9.4)%              $(2,569,642)

        TOTAL NET ASSETS - 100.0%                          $27,398,153


     *  Non-income producing security.

 (a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $19,213,650 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost            $ 11,097,477

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                  (343,332)

        Net unrealized gain                                  $ 10,754,145

   (b)  At September 30, 2008, the following securities were out on loan:

Shares                      Description                         Value
    28,1Microchip Technology                                  826,983
    18,0T. Rowe Price Associates, Inc.                        966,780
    20,0Linear Technology Corp.                               613,200
        Total                                              $2,406,963

        FAS 157 Footnote Disclosures
        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of September
            30, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investments  Other Financial
                                             in Securities  Instruments
Level 1 - Quoted Prices                       $27,168,145        0
Level 2 - Other Significant Observable Inputs   2,799,650        0
Level 3 - Significant Unobservable Inputs      		0        0
Total                                         $29,967,795        0

Pioneer Growth Opportunities Fund
SCHEDULE OF INVESTMENTS  09/30/2008

 Shares                                                      Value

         COMMON STOCKS - 85.8 %
         Energy - 8.2 %
         Coal & Consumable Fuels - 1.0 %
   72,900Foundation Coal Holdings, Inc.                   $ 2,593,782
         Oil & Gas Equipment And Services - 2.1 %
  107,100Ion Geophysical Corp. * (b)                      $ 1,519,749
   84,900Superior Energy Services, Inc. *                   2,643,786
   28,200T - 3 Energy Services, Inc. *                      1,046,784
   20,615Willbros Group, Inc. *                               546,298
                                                          $ 5,756,617
         Oil & Gas Exploration & Production - 5.1 %
   52,000Carrizo Oil & Gas, Inc. * (b)                    $ 1,886,040
   57,200Comstock Resources, Inc. * (b)                     2,862,860
  114,800Concho Resources, Inc. * (b)                       3,169,628
   34,600Encore Acquisition Co. *                           1,445,588
  177,800Northern Oil And Gas, Inc. * (b)                   1,445,514
  114,700PetroQuest Energy, Inc. * (b)                      1,760,645
   40,200St. Mary Land & Exploration Co.                    1,433,130
                                                          $14,003,405
         Total Energy                                     $22,353,804
         Materials - 0.5 %
         Fertilizers & Agricultural Chemicals - 0.5 %
   42,300Terra Industries, Inc.                           $ 1,243,620
         Total Materials                                  $ 1,243,620
         Capital Goods - 8.2 %
         Aerospace & Defense - 2.5 %
   16,500Alliant Techsystems, Inc. * (b)                  $ 1,550,010
   26,000HEICO Corp. *                                        853,320
   67,200Orbital Sciences Corp. * (b)                       1,610,784
   30,400Stanley Inc *                                      1,122,064
   28,000Teledyne Technologies, Inc. *                      1,600,480
                                                          $ 6,736,658
         Construction & Engineering - 0.5 %
   40,700Shaw Group, Inc. *                               $ 1,250,711
         Construction & Farm Machinery & Heavy Trucks - 0.8 %
   58,700The Manitowoc Co., Inc.                          $   912,785
   27,200Wabtec Corp. * (b)                                 1,393,456
                                                          $ 2,306,241
         Electrical Component & Equipment - 1.5 %
   35,100II-VI, Inc. * (b)                                $ 1,356,966
   71,400Polypore International, Inc. *                     1,535,814
   34,400Woodward Governor Co. *                            1,213,288
                                                          $ 4,106,068
         Heavy Electrical Equipment - 0.5 %
   36,000Azz, Inc. *                                      $ 1,489,320
         Industrial Machinery - 1.8 %
   48,947Dynamic Materials Corp. (b)                      $ 1,136,060
   36,000Gorman-Rupp Co.                                    1,357,920
   25,100Nordson Corp. (b)                                  1,232,661
   20,400The Middleby Corp. * (b)                           1,107,924
                                                          $ 4,834,565
         Trading Companies & Distributors - 0.6 %
   31,300Dxp Enterprises, Inc. *                          $ 1,668,603
         Total Capital Goods                              $22,392,166
         Commercial Services & Supplies - 2.4 %
         Diversified Commercial Services - 0.4 %
   77,700Hill International, Inc. *                       $ 1,076,145
         Environmental & Facilities Services - 1.9 %
   90,600Rollins, Inc. * (b)                              $ 1,719,588
   35,000Stericycle, Inc. *                                 2,061,850
   44,000Waste Connections, Inc. * (b)                      1,509,200
                                                          $ 5,290,638
         Office Services & Supplies - 0.1 %
   15,300Knoll, Inc.                                      $   231,336
         Total Commercial Services & Supplies             $ 6,598,119
         Transportation - 1.7 %
         Marine - 0.4 %
   91,400American Commercial Lines, Inc. * (b)            $   972,496
         Railroads - 0.8 %
   23,100Genesee & Wyoming, Inc. *                        $   866,712
   33,100Kansas City Southern Industries, Inc. * (b)        1,468,316
                                                          $ 2,335,028
         Trucking - 0.5 %
   44,000J.B. Hunt Transport Services, Inc. * (b)         $ 1,468,280
         Total Transportation                             $ 4,775,804
         Automobiles & Components - 0.5 %
         Auto Parts & Equipment - 0.5 %
   43,700Fuel Systems Solutions, Inc. *                   $ 1,505,465
         Total Automobiles & Components                   $ 1,505,465
         Consumer Durables & Apparel - 1.2 %
         Apparel, Accessories & Luxury Goods - 1.2 %
   61,300True Religion Apparel, Inc. * (b)                $ 1,584,605
   35,200The Warnaco Group, Inc. *                          1,594,208
                                                          $ 3,178,813
         Total Consumer Durables & Apparel                $ 3,178,813
         Consumer Services - 4.1 %
         Casinos & Gaming - 1.1 %
   52,300Bally Technologies, Inc. *                       $ 1,583,644
   45,300WMS Industries, Inc. *  (b)                        1,384,821
                                                          $ 2,968,465
         Education Services - 2.5 %
   35,000American Public Education, Inc. *                $ 1,689,800
   28,800DeVry, Inc.                                        1,426,752
   15,000ITT Educational Services, Inc. * (b)               1,213,650
   40,300K12, Inc. * (b)                                    1,067,950
    7,100Strayer Education, Inc.                            1,421,846
                                                          $ 6,819,998
         Restaurants - 0.5 %
   44,000CEC Entertainment, Inc. *                        $ 1,460,800
         Total Consumer Services                          $11,249,263
         Media - 0.9 %
         Publishing - 0.9 %
  105,600Dolan Media Co. * (b)                            $ 1,065,504
   52,900Interactive Data Corp.                             1,334,138
                                                          $ 2,399,642
         Total Media                                      $ 2,399,642
         Retailing - 3.6 %
         Apparel Retail - 2.0 %
   39,500Gymboree Corp. *                                 $ 1,402,250
   51,600J. Crew Group, Inc. * (b)                          1,474,212
   40,100Ross Stores, Inc.                                  1,476,081
   74,600Zumiez, Inc. * (b)                                 1,229,408
                                                          $ 5,581,951
         Internet Retail - 1.1 %
  106,100PetsMed Express, Inc. *                          $ 1,665,770
   18,500Priceline.com, Inc. * (b)                          1,265,955
                                                          $ 2,931,725
         Specialty Stores - 0.5 %
   66,300Dick's Sporting Goods, Inc. *                    $ 1,298,154
         Total Retailing                                  $ 9,811,830
         Food Beverage & Tobacco - 2.3 %
         Agricultural Products - 0.4 %
  101,200Darling International, Inc. *                    $ 1,124,332
         Brewers - 0.6 %
   31,900Boston Beer Co. *                                $ 1,514,931
         Packaged Foods & Meats - 0.1 %
   19,655American Italian Pasta Co. *                     $   326,273
         Soft Drinks - 0.7 %
   64,100Hansen Natural Corp. * (b)                       $ 1,939,025
         Tobacco - 0.5 %
   74,780Vector Group Ltd. (b)                            $ 1,320,615
         Total Food Beverage & Tobacco                    $ 6,225,176
         Household & Personal Products - 0.6 %
         Household Products - 0.6 %
   28,000Church & Dwight Co., Inc. (b)                    $ 1,738,520
         Total Household & Personal Products              $ 1,738,520
         Health Care Equipment & Services - 11.1 %
         Health Care Equipment - 8.8 %
   77,100Abiomed, Inc. * (b)                              $ 1,368,525
  105,700Cryolife, Inc. *                                   1,386,784
   32,600Integra Lifesciences Holdings Corp. * (b)          1,435,378
   41,100Kensey Nash Corp. *                                1,293,006
   40,900Masimo Corp. * (b)                                 1,521,480
   66,600Natus Medical, Inc. *                              1,509,156
   30,900NuVasive, Inc. * (b)                               1,524,297
   82,200Quidel Corp. *                                     1,348,902
   58,300Somanetics Corp. * (b)                             1,275,021
   45,600Sonosite, Inc. * (b)                               1,431,840
   26,000Steris Corp. *                                       977,080
  169,100Thoratec Corp. *                                   4,438,875
   71,600Vnus Medical Technologies, Inc. *                  1,498,588
   50,200Wright Medical Group, Inc. *                       1,528,088
   45,700Zoll Medical Corp. *                               1,495,304
                                                          $24,032,324
         Health Care Services - 2.3 %
   42,900Almost Family, Inc. * (b)                        $ 1,696,695
   45,600Genoptix, Inc. *                                   1,489,752
   54,800Lhc Group, Inc. *                                  1,560,704
  215,900Nighthawk Radiology Holdings, Inc. * (b)           1,558,798
                                                          $ 6,305,949
         Total Health Care Equipment & Services           $30,338,273
         Pharmaceuticals & Biotechnology - 14.4 %
         Biotechnology - 6.9 %
   66,800BioMarin Pharmaceutical, Inc. * (b)              $ 1,769,532
  133,100Cubist Pharmaceuticals, Inc. * (b)                 2,958,813
  174,300Enzon, Inc. * (b)                                  1,286,334
   50,400Martek Biosciences Corp. (b)                       1,583,568
   24,000Myriad Genetics, Inc. * (b)                        1,557,120
  258,100NPS Pharmaceuticals, Inc. *                        1,842,834
   69,600Omrix Biopharmaceuticals, Inc. *                   1,248,624
   37,900Onyx Pharmaceuticals, Inc. *                       1,371,222
   36,000OSI Pharmaceuticals, Inc. * (b)                    1,774,440
  142,000PDL BioPharma, Inc.                                1,322,020
   44,200Regeneron Pharmaceuticals, Inc *                     964,886
   13,200United Therapeutics Corp. * (b)                    1,388,244
                                                          $19,067,637
         Life Sciences Tools & Services - 4.1 %
   45,300Advanced Magnetics, Inc. *                       $ 1,754,469
  107,400Bruker Corp. * (b)                                 1,431,642
  100,100eResearch Technology, Inc. *                       1,192,191
   33,500Kendle International, Inc. *                       1,497,785
   74,200Parexel International Corp. *                      2,126,572
   22,600Techne Corp. *                                     1,629,912
   35,800Varian, Inc. *                                     1,535,820
                                                          $11,168,391
         Pharmaceuticals - 3.4 %
  335,310Cardiome Pharma Corp. * (b)                      $ 2,548,356
   75,600Endo Pharmaceuticals Holdings, Inc. *              1,512,000
   41,700KV Pharmaceuticals Co.  * (b)                        947,007
  218,800ViroPharma, Inc. *                                 2,870,656
  183,600Vivus, Inc. *                                      1,457,784
                                                          $ 9,335,803
         Total Pharmaceuticals & Biotechnology            $39,571,831
         Diversified Financials - 2.6 %
         Asset Management & Custody Banks - 0.5 %
   71,600Riskmetrics Group Inc. *                         $ 1,401,212
         Consumer Finance - 1.2 %
  167,100Ezcorp, Inc. *                                   $ 3,141,480
         Investment Banking & Brokerage - 0.9 %
   40,100Investment technology Group, Inc. *              $ 1,220,243
   67,300OptionsXpress Holdings, Inc. *                     1,306,966
                                                          $ 2,527,209
         Total Diversified Financials                     $ 7,069,901
         Insurance - 0.4 %
         Insurance Brokers - 0.4 %
   75,500Ehealth, Inc. * (b)                              $ 1,208,000
         Total Insurance                                  $ 1,208,000
         Software & Services - 14.0 %
         Application Software - 5.7 %
   33,400Advent Software, Inc. * (b)                      $ 1,176,682
   33,600Concur Technologies, Inc. * (b)                    1,285,536
  103,800Informatica Corp. * (b)                            1,348,362
  195,900Lawson Software, Inc. *                            1,371,300
   28,100MicroStrategy, Inc. *                              1,672,793
   53,400Net 1 UEPS Technologies, Inc. *                    1,192,422
  108,700Netscout Systems, Inc. *                           1,156,568
   77,400Parametric Technology Corp. * (b)                  1,424,160
   86,900Quest Software, Inc. *                             1,102,761
   38,500SPSS, Inc. * (b)                                   1,130,360
   52,700Synopsys, Inc. *                                   1,051,365
  255,400TIBCO Software, Inc. * (b)                         1,869,528
                                                          $15,781,837
         Data Processing & Outsourced Services - 0.9 %
   75,900Neustar, Inc.  * (b)                             $ 1,509,651
   59,500Verifone Holdings, Inc. * (b)                        984,130
                                                          $ 2,493,781
         Internet Software & Services - 3.9 %
  154,800Comscore, Inc. *                                 $ 2,729,124
   41,300Digital River, Inc. * (b)                          1,338,120
  189,200DivX, Inc. *  (b)                                  1,224,124
   68,700J2 Global Communications, Inc. *                   1,604,145
  229,700RealNetworks, Inc. *                               1,166,876
  108,300Skillsoft Plc *                                    1,132,818
   42,300VistaPrint Ltd. * (b)                              1,389,132
                                                          $10,584,339
         It Consulting & Other Services - 1.6 %
   46,600Forrester Research, Inc. *                       $ 1,366,312
   67,300Gartner Group, Inc. * (b)                          1,526,364
  192,900Sapient Corp. *                                    1,433,247
                                                          $ 4,325,923
         Systems Software - 1.9 %
  107,100Commvault Systems, Inc. *                        $ 1,290,555
  240,200Falconstor Software, Inc. * (b)                    1,287,472
   32,000Quality Systems, Inc. (b)                          1,352,320
  133,900Wind River Systems, Inc. *                         1,339,000
                                                          $ 5,269,347
         Total Software & Services                        $38,455,227
         Technology Hardware & Equipment - 5.4 %
         Communications Equipment - 3.3 %
   59,000Blue Coat Systems, Inc. *                        $   837,210
   39,200CommScope, Inc. *                                  1,357,888
   26,600Comtech Telecommunications Corp. *                 1,309,784
   65,100F5 Networks, Inc. *                                1,522,038
   55,300Foundry Networks, Inc. *                           1,007,013
   69,400Interdigital, Inc. * (b)                           1,669,070
   81,800Neutral Tandem, Inc. *                             1,516,572
                                                          $ 9,219,575
         Computer Hardware - 0.6 %
   81,500Teradata Corp. *                                 $ 1,589,250
         Computer Storage & Peripherals - 0.5 %
  117,200Netezza Corp. *                                  $ 1,276,308
         Electronic Manufacturing Services - 1.0 %
   76,700IPG Photonics Corp. *                            $ 1,496,417
  126,600TTM Technologies, Inc. * (b)                       1,255,872
                                                          $ 2,752,289
         Total Technology Hardware & Equipment            $14,837,422
         Semiconductors - 2.2 %
         Semiconductor Equipment - 0.7 %
   73,900Tessera Technologies, Inc. *                     $ 1,207,526
   34,600Varian Semiconductor Equipment Associates, Inc. *    869,152
                                                          $ 2,076,678
         Semiconductors - 1.5 %
  114,900Actel Corp. *                                    $ 1,433,952
  104,200Pericom Semiconductor Corp. *                      1,094,100
  106,100Sigma Designs, Inc. * (b)                          1,508,742
                                                          $ 4,036,794
         Total Semiconductors                             $ 6,113,472
         Telecommunication Services - 0.5 %
         Wireless Telecommunication Services - 0.5 %
   38,500Leap Wireless International, Inc. * (b)          $ 1,466,850
         Total Telecommunication Services                 $ 1,466,850
         Utilities - 0.9 %
         Electric Utilities - 0.5 %
   28,300ITC Holdings Corp.                               $ 1,465,091
         Independent Power Producer & Energy Traders - 0.4 %
   31,000Ormat Technologies, Inc. (b)                     $ 1,126,230
         Total Utilities                                  $ 2,591,321
         TOTAL COMMON STOCKS
         (Cost  $259,899,180)                             $235,124,519
         Exclude - 2.0 %
         Diversified Financials - 2.0 %
         Diversified Financial Services - 2.0 %
   77,500iShares Russell 2000 Growth (ETF) (b)            $ 5,479,250
         Total Diversified Financials                     $ 5,479,250
         (Cost  $5,706,907.47)                            $ 5,479,250

         Temporary Cash Investments - 8.8 %
         Repurchase Agreement - 8.8 %
4,805,000Bank of America, 0.5%, dated 9/30/08, repurchase price of $4,805,000 plus accrued interest on 10/1/08 collateralized by the following:

         $2,265,301 U.S. Treasury Bill, 0.0%, 1/15/09
         $2,511,965 U.S. Treasury Note, 3.875%, 5/15/10   $ 4,805,000

4,805,000Bank of America, 1.80%, dated 9/30/08, repurchase price of $4,805,000 plus accrued interest on 10/1/08 collateralized by
         $5,314,506 Freddie Mac Giant, 5.5%, 1/1/38         4,805,000

4,805,000Barclays Plc, 2.25%, dated 9/30/08, repurchase price of $4,805,000 plus accrued interest on 10/1/08 collateralized by the following:

         $5,879,815 Federal National Mortgage Association, 5.0%, 3/1/21 - 2/1/36
         $714,011 Freddi Mac Giant, 5.0%, 8/1/36            4,805,000

4,805,000Deutsche Bank, 2.25%, dated 9/30/08, repurchase price of $4,805,000 plus accrued interest on 10/1/08 collateralized by the following:

         $2,134,100 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
         $83,814 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37
         $257,690 Federal National Mortgage Association (ARM), 4.574-5.502%, 10/1/15-5/1/36
         $4,536,511 Federal National Mortgage Association, 5.0-7.0%,
         5/1/20-9/1/47                                      4,805,000
4,805,000JP Morgan Chase & Co., 1.70%, dated 9/30/08, repurchase price of $4,805,000 plus accrued interest on 10/1/08 collateralized by $5,458,450 Federal National Mortgage Association, 4.5 - 6.5%,
         6/1/23 - 9/1/38                                    4,805,000
                                                          $24,025,000
Principal
  Amount                                                     Value
         Securities Lending Collateral  - 25.1% (c)
         Certificates of Deposit:
 $ 1,192,Citibank, 2.73%, 10/30/08                        $        1,192,340
    1,192Abbey National Plc, 3.15%, 8/13/09                        1,192,340
    1,192Banco Santander NY, 3.09%, 12/22/08                       1,192,905
    1,192Bank of Nova Scotia, 3.18%, 5/5/09                        1,192,058
       42Bank of Scotland NY, 2.89%, 11/4/08                          429,113
    1,904Bank of Scotland NY, 3.03%, 6/5/09                        1,904,087
    2,146Barclays Bank, 3.18%, 5/27/09                             2,146,212
    2,384BNP Paribas NY,  2.72% 11/3/08                            2,384,680
       23Calyon NY, 2.69%, 1/16/09                                    238,147
       14Calyon NY, 2.69%, 1/16/09                                    140,484
    2,146DNB NOR Bank ASA NY, 2.9%, 6/8/09                         2,146,212
    2,184Intesa SanPaolo S.p.A., 2.72%, 5/22/09                    2,184,366
       13NORDEA NY, 2.72%, 4/9/09                                     137,947
       11NORDEA NY, 2.73%, 12/1/08                                    114,387
    1,788Royal Bank of Canada NY, 3.0%, 8/7/09                     1,788,510
    1,192Bank of Scotland NY, 3.06%, 3/5/09                        1,192,340
       71Bank of Scotland NY, 2.96%, 11/3/08                          715,537
    2,384Societe Generale, 3.28%, 9/4/09                           2,384,680
       23Skandinavian Enskilda Bank NY, 3.06%, 2/13/09                238,121
    2,146Svenska Bank NY, 2.7%, 7/8/09                             2,146,212
       71Toronto Dominion Bank NY, 2.75%, 11/5/08                     715,404
    1,192Wachovia Corp., 2.79%, 10/30/08                           1,192,340
       23Wachovia Corp., 2.85%, 10/28/08                              238,350
                                                          $      27,206,768
         Commercial Paper:

 $ 2,341,American Honda Finance Corp., 2.92%, 7/14/09     $        2,341,755
    2,378ANZ Bank, 2.64%, 11/5/08                                  2,378,582
    2,384Commonwealth Bank Australia, 3.02%, 7/16/09               2,384,680
       23Dexdel, 2.7%, 11/10/08                                       237,723
    2,373JP Morgan Chase & Co., 1.42%, 12/3/08                     2,373,245
       23Met Life, Inc., 2.7%, 11/3/08                                237,849
       71John Deere Capital Corp., 2.82%, 12/12/08                    715,346
    2,384HSBC USA, Inc., 3.2%, 8/14/09                             2,384,680
    2,384Monumental Global Funding, Ltd., 3.2%, 8/17/09            2,384,680
    2,146New York Life Global, 2.98%, 9/4/09                       2,146,212
       22Bank Bovespa NY, 2.79%, 3/12/09                              227,042
    1,072General Electric Capital Corp., 4.24%, 1/5/09             1,072,981
    1,192General Electric Capital Corp., 2.82%, 3/16/09            1,192,057
    1,192CME Group, Inc., 3.0%, 8/6/09                             1,192,340
       44IBM, 3.18%, 2/13/09                                          441,028
    1,192IBM, 3.18%, 6/26/09                                       1,192,340
    2,146Met Life Global Funding, 3.19%, 6/12/09                   2,146,212
    1,191Macquarie Bank, Ltd., 2.55%, 10/8/08                      1,191,749
    1,191Macquarie Bank, Ltd., 2.55%, 10/8/08                      1,191,749
    2,384U.S. Bank, 2.912%, 8/24/09                                2,384,680
    2,026Westpac Banking Corp., 3.74%, 6/1/09                      2,026,978
                                                          $      31,843,905


         Tri-party Repurchase Agreements:
 $ 4,769,ABN Amro, 1.85%, 10/1/08                         $        4,769,359
    2,669Barclays Capital Markets, 2.11%, 9/2/08                   2,669,649
    1,985Deutsche Bank, 2.0%, 10/1/08                              1,985,866
                                                          $        9,424,874
         Other:
 $    264ABS CFAT 2008-A A1, 3.005%, 4/27/09              $           264,288
         Total Securities Lending Collateral              $      68,739,834
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $92,764,834)                              $92,764,834
         TOTAL INVESTMENT IN SECURITIES - 121.7%
         (Cost  $358,370,921) (a)                         $333,368,603
         OTHER ASSETS AND LIABILITIES - (21.7)%           $(59,346,847)
         TOTAL NET ASSETS - 100.0%                        $274,021,756


       * Non-income producing security.

     (a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $358,799,781 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost        $3,658,501

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value         (29,089,679)

         Net unrealized gain                              $(25,431,178)

     (b) At September 30, 2008, the following securities were out on loan:

 Shares                      Security                      Market Value


   20,000Abiomed, Inc. *                                  $           355,000
   11,600Advent Software, Inc. *                                      408,668
   10,500Alliant Techsystems, Inc. *                                  986,370
   35,000Almost Family, Inc. *                                     1,384,250
   40,000American Commercial Lines, Inc. *                            425,600
   66,000BioMarin Pharmaceutical, Inc. *                           1,748,340
   36,600Bruker Corp. *                                               487,878
  331,600Cardiome Pharma Corp. *                                   2,520,160
    1,000Carrizo Oil & Gas, Inc. *                                      36,270
   18,300Church & Dwight Co., Inc.                                 1,136,247
   11,900Comstock Resources, Inc. *                                   595,595
   14,000Concho Resources, Inc. *                                     386,540
   26,400Concur Technologies, Inc. *                               1,010,064
  131,000Cubist Pharmaceuticals, Inc. *                            2,912,130
   25,000Digital River, Inc. *                                        810,000
   25,000DivX, Inc. *                                                 161,750
   10,000Dolan Media Co. *                                            100,900
   15,400Dynamic Materials Corp.                                      357,434
   74,000Ehealth, Inc. *                                           1,184,000
  172,000Enzon, Inc. *                                             1,269,360
  235,100Falconstor Software, Inc. *                               1,260,136
   12,000Gartner Group, Inc. *                                        272,160
   58,300Hansen Natural Corp. *                                    1,763,575
   43,000J.B. Hunt Transport Services, Inc. *                      1,434,910
   10,600II-VI, Inc. *                                                409,796
    5,000Informatica Corp. *                                            64,950
   32,000Integra Lifesciences Holdings Corp. *                     1,408,960
   63,477Interdigital, Inc. *                                      1,526,622
   73,000Ion Geophysical Corp. *                                   1,035,870
   47,500iShares Russell 2000 Growth (ETF)                         3,359,200
    2,000ITT Educational Services, Inc. *                             161,820
   51,080J. Crew Group, Inc. *                                     1,459,355
   28,700K12, Inc. *                                                  760,550
    6,000Kansas City Southern Industries, Inc. *                      266,160
   15,700KV Pharmaceuticals Co.  *                                    356,547
   19,400Leap Wireless International, Inc. *                          739,140
   49,750Martek Biosciences Corp.                                  1,563,145
    2,000Masimo Corp. *                                                 74,400
   16,700The Middleby Corp. *                                         906,977
    1,000Myriad Genetics, Inc. *                                        64,880
   11,300Neustar, Inc.  *                                             224,757
  210,000Nighthawk Radiology Holdings, Inc. *                      1,516,200
   15,900Nordson Corp.                                                780,849
  184,700Northern Oil and Gas, Inc. *                              1,174,692
   30,000NuVasive, Inc. *                                          1,479,900
    1,000Orbital Sciences Corp. *                                       23,970
   15,500Ormat Technologies, Inc.                                     563,115
    7,700OSI Pharmaceuticals, Inc. *                                  379,533
   10,000Parametric Technology Corp. *                                184,000
   63,200PetroQuest Energy, Inc. *                                    970,120
   18,000Priceline.com, Inc. *                                     1,231,740
   35,000Quality Systems, Inc.                                     1,479,100
    3,000Rollins, Inc. *                                                56,940
   90,000Sigma Designs, Inc. *                                     1,279,800
    8,700Somanetics Corp. *                                           190,269
   44,800Sonosite, Inc. *                                          1,406,720
    6,000SPSS, Inc. *                                                 176,160
   38,000TIBCO Software, Inc. *                                       278,160
   60,670True Religion Apparel, Inc. *                             1,568,319
   54,300TTM Technologies, Inc. *                                     538,656
    3,000United Therapeutics Corp. *                                  315,510
   86,835Vector Group Ltd.                                         1,527,148
   12,500Verifone Holdings, Inc. *                                    206,750
   41,000VistaPrint Ltd. *                                         1,346,440
    1,600Wabtec Corp. *                                                 81,968
    1,000Waste Connections, Inc. *                                      34,300
   23,000WMS Industries, Inc. *                                       703,110
   10,000Zumiez, Inc. *                                               164,800
         Total                                            $57,048,735

     (c) Security Lending Collateral is managed by Credit Suisse.


         FAS 157 Footnote Disclosures
         Floating Rate Noteious inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

         Valuation Inputs                           Investments  Other Financial
                                                     in Securities  Instruments
         Level 1 - Quoted Prices                       $240,603,769    0
         Level 2 - Other Significant Observable Inputs  92,764,834     0
         Level 3 - Significant Unobservable Inputs       0             0
         Total                                         $333,368,603    0

Pioneer Small & Mid Cap Growth Fund
Schedule of Investments  9/30/08

 Shares                                                         Value

         Common Stocks - 97.3 %
         Energy - 7.9 %
         Oil & Gas Equipment & Services - 3.4 %
  27,700 FMC Technologies, Inc. *                           $  1,289,435
  52,700 TETRA Technologies, Inc. *                              729,895
                                                            $  2,019,330
         Oil & Gas Exploration & Production - 4.5 %
  20,000 Forest Oil Corp. * (b)                             $    992,000
  14,500 Newfield Exploration Co. *                              463,855
   9,000 Pioneer Natural Resources Co. * (b)                     470,520
  10,300 Whiting Petroleum Corp. *                               733,978
                                                            $  2,660,353
         Total Energy                                       $  4,679,683
         Materials - 7.1 %
         Industrial Gases - 3.9 %
  52,500 Airgas, Inc.                                       $  2,293,830
         Specialty Chemicals - 3.3 %
  37,000 Sigma-Aldrich Corp.                                $  1,939,540
         Total Materials                                    $  4,233,370
         Capital Goods - 12.0 %
         Electrical Component & Equipment - 3.8 %
  63,600 AMETEK, Inc.                                       $  2,592,972
         Industrial Machinery - 8.2 %
  74,000 Gardner Denver, Inc. *                             $  2,569,280
  74,000 Idex Corp.                                            2,295,480
                                                            $  4,864,760
         Total Capital Goods                                $  7,457,732
         Transportation - 2.2 %
         Air Freight & Couriers - .2 %
  20,500 Expeditors International of Washington, Inc.       $    714,220
         Total Transportation                               $    714,220
         Consumer Services - 3.5 %
         Education Services - 3.5 %
  41,600 DeVry, Inc.                                        $  2,060,864
         Total Consumer Services                            $  2,060,864
         Media - 2.1 %
         Advertising - 2.1 %
  12,000 WPP Group Plc                                      $    488,400
         Total Media                                        $    488,400
         Retailing - 6.1 %
         Automotive Retail - 3.4 %
  89,100 O'Reilly Automotive, Inc. *                        $  2,413,602
         Specialty Stores - 2.7 %
  78,600 PetSmart, Inc.                                     $  1,942,206
         Total Retailing                                    $  4,355,808
         Household & Personal Products - 3.3 %
         Household Products - 3.3 %
  31,700 Clorox Co.                                         $  1,987,273
         Total Household & Personal Products                $  1,987,273
         Health Care Equipment & Services - 17.9 %
         Health Care Distributors - 3.3 %
  43,500 Henry Schein, Inc. *                               $  2,342,040
         Health Care Equipment - 6.3 %
   9,100 C. R. Bard, Inc.                                   $    863,317
  43,500 ResMed, Inc. * (b)                                    1,870,500
  10,800 Stryker Corp.                                           672,840
                                                            $  3,406,657
         Health Care Services - 3.9 %
  19,800 Express Scripts, Inc. *                            $  1,461,636
  19,400 Medco Health Solutions, Inc. *                          873,000
                                                            $  2,334,636
         Health Care Supplies - 4.3 %
  68,700 Dentsply International, Inc. (b)                   $  2,578,998
         Total Health Care Equipment & Services             $ 10,662,331
         Pharmaceuticals & Biotechnology - 2.3 %
         Life Sciences Tools & Services - 2.3 %
  19,200 Techne Corp. *                                     $  1,384,704
         Total Pharmaceuticals & Biotechnology              $  1,384,704
         Diversified Financials - 7.6 %
         Asset Management & Custody Banks - 7.6 %
  82,000 Federated Investors, Inc. *                        $  2,365,700
  40,000 T. Rowe Price Associates, Inc. (b)                    2,148,400
                                                            $  4,514,100
         Total Diversified Financials                       $  4,514,100
         Software & Services - 12.6 %
         Application Software - 7.9 %
  23,000 FactSet Research Systems, Inc. (b)                 $  1,201,750
 175,500 Informatica Corp. *                                   2,279,745
  98,500 Nuance Communications, Inc. * (b)                     1,200,715
                                                            $  4,682,210
         Data Processing & Outsourced Services - 1.1 %
  14,100 Fiserv, Inc. *                                     $    667,212
         Systems Software - 3.6 %
  79,100 Micros Systems, Inc. *                             $  2,108,806
         Total Software & Services                          $  7,458,228
         Technology Hardware & Equipment - 6.4 %
         Electronic Equipment & Instruments - 6.4 %
  22,000 Mettler-Toledo International, Inc. * (b)           $  2,156,000
  63,300 Trimble Navigation, Ltd. * (b)                        1,636,938
         Total Technology Hardware & Equipment              $  3,792,938
         Semiconductors - 6.2 %
  42,200 Linear Technology Corp. (b)                        $  1,293,852
  81,700 Microchip Technology (b)                              2,404,431
                                                            $  3,698,283
         Total Semiconductors                               $  3,698,283
         TOTAL COMMON STOCKS
Principal(Cost  $48,335,432)                                $ 57,487,934
 Amount
         Temporary Cash Investments - 23.2 %
         Repurchase Agreement - 2.7 %
 $1,600,0Barclays Plc, 2.25%, dated 9/30/08, repurchase price of $1,600,000 plus accrued interest on 10/1/08 collateralized by the following:
         $1,957,899 Federal National Mortgage Association, 5.0%,
         3/1/21 - 2/1/36
         $237,756 Freddie Mac Giant, 5.0%, 8/1/36           $  1,600,000
                                                            $  1,600,000
         Security Lending Collateral - 20.5%
         Certificates of Deposit:
 211,191 Citibank, 2.73%, 10/30/08                          $    211,191
 211,191 Abbey National Plc, 3.15%, 8/13/09                      211,191
 211,291 Banco Santander NY, 3.09%, 12/22/08                     211,291
 211,141 Bank of Nova Scotia, 3.18%, 5/5/09                      211,141
  76,006 Bank of Scotland NY, 2.89%, 11/4/08                      76,006
 337,258 Bank of Scotland NY, 3.03%, 6/5/09                      337,258
 380,144 Barclays Bank, 3.18%, 5/27/09                           380,144
 422,382 BNP Paribas NY,  2.72% 11/3/08                          422,382
  42,181 Calyon NY, 2.69%, 1/16/09                                42,181
  24,883 Calyon NY, 2.69%, 1/16/09                                24,883
 380,144 DNB NOR Bank ASA NY, 2.9%, 6/8/09                       380,144
 386,902 Intesa SanPaolo S.p.A., 2.72%, 5/22/09                  386,902
  24,434 NORDEA NY, 2.72%, 4/9/09                                 24,434
  20,261 NORDEA NY, 2.73%, 12/1/08                                20,261
 316,787 Royal Bank of Canada NY, 3.0%, 8/7/09                   316,787
 211,191 Bank of Scotland NY, 3.06%, 3/5/09                      211,191
 126,738 Bank of Scotland NY, 2.96%, 11/3/08                     126,738
 422,382 Societe Generale, 3.28%, 9/4/09                         422,382
  42,177 Skandinavian Enskilda Bank NY, 3.06%, 2/13/09            42,177
 380,144 Svenska Bank NY, 2.7%, 7/8/09                           380,144
 126,715 Toronto Dominion Bank NY, 2.75%, 11/5/08                126,715
 211,191 Wachovia Corp., 2.79%, 10/30/08                         211,191
  42,217 Wachovia Corp., 2.85%, 10/28/08                          42,217
                                                            $  4,818,952
         Commercial Paper:
 414,779 American Honda Finance Corp., 2.92%, 7/14/09       $    414,779
 421,302 ANZ Bank, 2.64%, 11/5/08                                421,302
 422,382 Commonwealth Bank Australia, 3.02%, 7/16/09             422,382
  42,106 Dexdel, 2.7%, 11/10/08                                   42,106
 420,357 JP Morgan Chase & Co., 1.42%, 12/3/08                   420,357
  42,129 Met Life, Inc., 2.7%, 11/3/08                            42,129
 126,704 John Deere Capital Corp., 2.82%, 12/12/08               126,704
 422,382 HSBC USA, Inc., 3.2%, 8/14/09                           422,382
 422,382 Monumental Global Funding, Ltd., 3.2%, 8/17/09          422,382
 380,144 New York Life Global, 2.98%, 9/4/09                     380,144
  40,214 Bank Bovespa NY, 2.79%, 3/12/09                          40,214
 190,050 General Electric Capital Corp., 4.24%, 1/5/09           190,050
 211,141 General Electric Capital Corp., 2.82%, 3/16/09          211,141
 211,191 CME Group, Inc., 3.0%, 8/6/09                           211,191
  78,116 IBM, 3.18%, 2/13/09                                      78,116
 211,191 IBM, 3.18%, 6/26/09                                     211,191
 380,144 Met Life Global Funding, 3.19%, 6/12/09                 380,144
 211,086 Macquarie Bank, Ltd., 2.55%, 10/8/08                    211,086
 211,086 Macquarie Bank, Ltd., 2.55%, 10/8/08                    211,086
 422,382 U.S. Bank, 2.912%, 8/24/09                              422,382
 359,025 Westpac Banking Corp., 3.74%, 6/1/09                    359,025
                                                            $  5,640,297
         Tri-party Repurchase Agreements:
 844,765 ABN Amro, 1.85%, 10/1/08                           $    844,765
 472,857 Barclays Capital Markets, 2.11%, 9/2/08                 472,857
 351,743 Deutsche Bank, 2.0%, 10/1/08                            351,743
                                                            $  1,669,365
         Other:
  46,812 ABS CFAT 2008-A A1, 3.005%, 4/27/09                $     46,812
         Total Securities Lending Collateral                $ 12,175,425
         Total Temporary Cash Investments
         (Cost  $13,775,425)                                $ 13,775,425

         TOTAL INVESTMENT IN SECURITIES - 120.5%
         (Cost  $62,111,857)                                $ 71,263,359

         OTHER ASSETS AND LIABILITIES - (20.5)%             $(11,888,994)

         TOTAL NET ASSETS - 100.0%                          $ 59,374,365

(A.D.R.) American Depositary Receipt.

      *  Non-income producing security.

   (a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $62,111,857 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $10,263,899

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value              (842,204)

         Net unrealized gain                                  $9,421,695

    (b)  At September 30, 2008, the following securities were out on loan:

 Shares                      Description                       Value
  39,100 Dentsply International, Inc.                       $1,467,814
  15,600 FactSet Research Systems, Inc.                       815,100
   4,000 Forest Oil Corp. *                                   198,400
  41,000 Linear Technology Corp.                             1,257,060
  10,900 Mettler-Toledo International, Inc. *                 1,068,200
  67,000 Microchip Technology                                 1,971,810
  47,600 Nuance Communications, Inc. *                        580,244
   8,000 Pioneer Natural Resources Co. *                      418,240
   5,500 ResMed, Inc. *                                       236,500
  39,000 T. Rowe Price Associates, Inc.                      2,094,690
  38,900 Trimble Navigation, Ltd. *                          1,005,954
         Total                                              $ 11,114,012

         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments  Other Financial
                                              in Securities  Instruments
Level 1 - Quoted Prices                        $57,487,934           0
Level 2 - Other Significant Observable Inputs   13,775,425           0
Level 3 - Significant Unobservable Inputs                0           0
Total                                          $71,263,359           0

Pioneer Tax Free Money Market Fund
Schedule of Investments  9/30/08

Principal                                                            Value
Amount



         Municipal Bonds - 71.9 %
         Alaska - 3.8 %
1,900,000Alaska Industrial Development, 5.0%, 10/1/08            $1,900,000
2,700,000Valdez Alaska Marine Term, Floating Rate Note, 7/1/37    2,700,000
1,300,000Valdez Alaska Marine Term, Floating Rate Note, 7/1/37    1,300,000
                                                                 $5,900,000
         Alabama - 2.9 %
5,000,000Southeast Alabama Gas District, Floating Rate Note, 8/1/$5,000,000
                                                                 $5,000,000
         Arizona - 3.4 %
2,800,000Apache County Arizona Industrial Development Authority,
         Floating Rate Note, 12/15/18                            $2,800,000
3,000,000Pima County Arizona Industrial Development Authority,
         Floating Rate Note, 12/1/22                              3,000,000
                                                                 $5,800,000
         Colorado - 2.3 %
1,000,000Commerce City Colorado Northern, Floating Rate Note, 12/$1,000,000
800,000  Commerce City Colorado Northern, Floating Rate Note, 12/   800,000
700,000  Holland Creek Metropolitan District Colorado, Floating R   700,000
1,500,000NBC Metropolitan District Colorado, Floating Rate Note,  1,500,000
                                                                 $4,000,000
         District of Columbia - 3.8 %
3,280,000District of Columbia, Floating Rate Note, 6/1/25        $3,280,000
2,500,000Washington DC, 5.25%, 10/1/15                            2,525,000
                                                                 $5,805,000
         Florida - 11.8 %
4,000,000Broward County Florida, Floating Rate Note, 4/1/24      $4,000,000
1,000,000City of Jacksonville, 1.63%, 12/11/08                    1,000,000
3,000,000Escambia County Florida Pollut Floating Rate Note  7/1/2 3,000,000
870,000  Gainsville Florida Utilities Floating Rate Note, 10/1/38   870,000
6,000,000Jacksonville Pollution Control, 1.63%, 12/11/08          6,000,000
1,000,000Jacksonville Pollution Control, 1.8%, 12/10/08           1,000,000
1,290,000Orange County Florida, 5.0%, 10/1/08                     1,290,000
1,500,000Orlando & Orange County Expressway, Floating Rate Note,  1,500,000
                                                                 $18,660,000
         Indiana - 0.6 %
950,000  Hammond Indiana Pollution Center, Floating Rate Note, 2/$  950,000
                                                                 $  950,000
         Kansas - 1.2 %
2,000,000Burlington Kansas Pollution Control, 1.85%, 11/14/08    $2,000,000
                                                                 $2,000,000
         Massachusetts - 2.8 %
4,775,000Massachusetts State Conservation LN-Series A, Floating R$4,775,000
                                                                 $4,775,000
         Maryland - 2.9 %
1,400,000Maryland Health Department, Floating Rate Note, 7/1/28 $1,400,000 1,575,000Maryland State Health & Higher Educational Facilities Au
         Floating Rate Note, 7/1/36                               1,575,000
2,065,000Mayland State Health & Higher Education, Floating Rate N 2,065,000
                                                                 $5,040,000
         Mississippi - 4.7 %
4,700,000Jackson County Mississippi, Floating Rate Note, 6/1/23 $4,700,000 2,500,000Mississippi Business Fin Corp Miss Gulf Opportunity Zone
         Floating Rate Note, 12/1/30                              2,500,000
800,000  Mississippi State Series B General, Floating Rate Note,    800,000
                                                                 $8,000,000
         North Carolina - 6.3 %
610,000 Guilford County North Carolina, Floating Rate Note, 4/1/$ 610,000 5,000,000Guilford County North Carolina, Floating Rate Note, 4/1/ 5,000,000 1,520,000University North Carolina Hospital Chapel Hill, 5.0%, 2/ 1,531,833
3,700,000Wake County North Carolina, Floating Rate Note, 4/1/21   3,700,000
                                                                 $10,841,833
         New Hampshire - 3.2 %
430,000 New Hampshire Health & Educational, Floating Rate Note, $ 430,000 5,000,000New Hampshire Health & Educational, Floating Rate Note, 5,000,000
                                                                 $5,430,000
         New Mexico - 0.6 %
1,090,000Hurley New Mexico Pollution, Floating Rate Note, 12/1/15$1,090,000
                                                                 $1,090,000
         Nevada - 3.4 %
2,500,000Las Vegas VY Nevada Water, Floating Rate Note, 6/1/36   $2,500,000
3,325,000Las Vegas VY Nevada Water, Floating Rate Note, 6/1/36    3,325,000
                                                                 $5,825,000
         Ohio - 0.6 %
1,000,000Lancaster Porth Authority Ohio, Floating Rate Note, 5/1/$1,000,000
                                                                 $1,000,000
         Oregon - 0.6 %
1,000,000Oregon State Facilities Authority Revenue, Floating Rate$1,000,000
                                                                 $1,000,000
         Oklahoma - 0.6 %
1,000,000Oklahoma County Water Utilities, 1.65%, 10/8/08         $1,000,000
                                                                 $1,000,000
         South Carolina - 4.4 %
4,526,000South Carolina Public Service, 1.6%, 11/14/08           $4,526,000
2,500,000Charlotte-Mecklenburg Hospital Authority, Floating Rate N2,500,000
                                                                 $7,026,000
         Tennessee - 8.3 %
4,795,000Clarksville Tennessee Public, Floating Rate Note, 1/1/33$4,795,000 4,350,000Clarksville Tennessee Public, Floating Rate Note, 7/1/34 4,350,000
5,000,000Vanderbilt University, 1.8%, 10/8/08                     5,000,000
                                                                 $14,145,000
         Texas - 14.5 %
100,000 Harris County Texas Health, Floating Rate Note, 12/1/32 $ 100,000 4,500,000Harris County Texas Health, Floating Rate Note, 12/1/41 4,500,000 2,100,000Harris County Texas Health, Floating Rate Note, 12/1/41 2,100,000 1,200,000Nueces County Texas Health Facilities Development Corp.
         Floating Rate Note. 7/1/15                               1,200,000
1,100,000Port Arthur Texas Navy District, Floating Rate Note, 10/ 1,100,000
785,000  Sabine River Industrial Development Authority Texas, Flo   785,000
         Rate Note, 8/15/14
1,000,000Texas Public Finance, 1.6%, 12/11/08                     1,000,000
1,000,000Texas Public Finance, 3.0%, 10/1/08                      1,000,000
6,000,000Texas State Tax & Revenue Antiquated Note, 3.0%, 8/28/09 6,073,355 3,179,000Texas Water Devlopment Board, Floating Rate Note, 7/15/1 3,179,000
1,985,000University of Texas, 1.48%, 11/13/08                     1,985,000
                                                                 $23,022,355
         Virginia - 2.8 %
2,000,000Albemarle County Virginia Industrial Development Authority,
         Floating Rate Note, 8/1/37                              $2,000,000
2,185,000Loudoun County Virginia Industrial Development Authority
         Floating Rate Note, 2/15/38                              2,185,000
600,000  Loudoun County Virginia Industrial Development Authority,
         Floating Rate Note, 2/15/38                                600,000
                                                                 $4,785,000
         Washington - 8.9 %
2,000,000King County Washington Sewer, Floating Rate Note, 1/1/13$2,000,000 2,230,000Richland Washington Golf Enterprise Revenue, Floating Ra 2,230,000 3,500,000Washington State Putters-Series, Floating Rate Note, 7/1 3,500,000 1,000,000Washington State Floating Rate Note General Purpose, 5.0 1,005,064 1,300,000Washngton State Health Care Facilities, Floating Rate No 1,300,000 5,200,000Washngton State Health Care Facilities, Floating Rate No 5,200,000
                                                                 $15,235,064
         Wisconsin - 1.2 %
1,000,000Pleasant Prairie Wisconsin Pollution, Floating Rate Note$1,000,000 1,000,000Wisconsin State Health & Educational Facility, Floating 1,000,000
                                                                 $2,000,000
         TOTAL MUNICIPAL BONDS
         (Cost  $158,330,252)                                    $158,330,252

         TAX EXEMPT MONEY MARKET MUTUAL FUND - 0.0 %
    729  Blackrock Liquidity Funds MuniFund Portfolio            $      729
         TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
         (Cost  $729)                                            $      729

         TOTAL INVESTMENT IN SECURITIES
         (Cost  $158,330,981)                                    $158,330,981

         OTHER ASSETS AND LIABILITIES                            $24,518,171

         TOTAL NET ASSETS                                        $171,188,779

         At September 30, 2008,cost for federal income tax purposes was $158,330,981.
         Not rated by either S&P or Moody's.
         The rate shown is the rate at period end.

         FAS 157 Footnote Disclosures
         Floating Rate Noteious inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investments     Other Financial
                                             in Securities     Instruments
Level 1 - Quoted Prices                        $0         	0
Level 2 - Other Significant Observable Inputs   158,330,981     0
Level 3 - Significant Unobservable Inputs       0         	0
Total                                          $158,330,981     0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.